VARIABLE INTEREST ENTITIES (Details)	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
VARIABLE INTEREST ENTITIES
Total assets	¥ 1,307,556,141			$ 202,514,658	¥ 48,441,307
Total liabilities	450,106,641			69,712,641	366,837,286
Net loss	(125,772,698)	$ (19,479,711)	¥ 362,696,339
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	54,587,319			8,454,499	10,357,329
Total liabilities	256,086,494			$ 39,662,747	¥ 313,608,879
Revenue	3,725,390	576,989	465,726
Net loss	¥ (5,246,358)	$ (812,557)	¥ (31,563,605)